Fair value of financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 8,750	$ 0
Discount rate used in current estimate of value in use	18.28%
Probability of default, significant unobservable inputs, assets	45.00%
Description of valuation techniques used in fair value measurement, assets	Discounted cash flows
Description of inputs used in fair value measurement, assets	Discount rate Premiun or liquidity rate
Discounted cash flow [member]
Disclosure of Fair value of financial instruments [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	Significant increases would lead to a lower fair value
Discounted cash flow [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 8,750
Liquidity [Member]
Disclosure of Fair value of financial instruments [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	Significant increases would lead to a lower fair value